Stockholders' Equity (Details) - Schedule of restricted stock shares granted and outstanding - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Restricted Stock Shares Granted And Outstanding Abstract
Unvested Restricted Stock, Unvested Beginning	275
Weighted Average Grant Date FV Price, Unvested Beginning	$ 81
Unvested Restricted Stock, Granted		600
Weighted Average Grant Date FV Price, Granted		$ 81
Unvested Restricted Stock, Vested	100	325
Weighted Average Grant Date FV Price, Vested	$ 81	$ 81
Unvested Restricted Stock, Unvested Ending	120	275
Weighted Average Grant Date FV Price, Unvested Ending	$ 81	$ 81
Unvested Restricted Stock, Total unrecognized expense remaining	$ 9,720	$ 22,275,000,000
Unvested Restricted Stock, Weighted-average years expected to be recognized over	9 months	1 year
Weighted Average Grant Date FV Price, Weighted-average years expected to be recognized over